LONGTERM INVESTMENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value Adjustments For The Period	$ 89
Fair Value Of Long Term Investments, Ending Balance	2,769
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	4,151
Net Additions And (warrants Exercised)	1,247
Movements In Foreign Exchange	46
Talisker Resources Ltd [Member] | Common Shares [Member]
Fair Value Adjustments For The Period	2,414
Fair Value Of Long Term Investments, Ending Balance	2,351
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	685
Net Additions And (warrants Exercised)	(802)
Movements In Foreign Exchange	54
Endurance Gold Corp. | Warrants [Member]
Fair Value Adjustments For The Period	87
Fair Value Of Long Term Investments, Ending Balance	126
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	37
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	2
Endurance Gold Corp. | Common Share [Member]
Fair Value Adjustments For The Period	34
Fair Value Of Long Term Investments, Ending Balance	184
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	146
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	4
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Fair Value Adjustments For The Period	224
Fair Value Of Long Term Investments, Ending Balance	376
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	20
Net Additions And (warrants Exercised)	125
Movements In Foreign Exchange	7
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Fair Value Adjustments For The Period	10
Fair Value Of Long Term Investments, Ending Balance	1,114
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	359
Net Additions And (warrants Exercised)	723
Movements In Foreign Exchange	$ 22